Schedule H - Line 4(i) (Details Textual) - EBP 94-2156203 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	TAX DEFERRED SAVINGS/RETIREMENT PLAN (ESOP)
Entity Tax Identification Number	94-2156203
EBP, Plan Number	002